OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND
Supplement dated June 26, 2013 to the
Prospectus and Statement of Additional Information, both dated December 28, 2012

This supplement amends the Prospectus and Statement of Additional Information ("SAI") of Oppenheimer International Small Company Fund (the "Fund"), both dated December 28, 2012.

Effective July 1, 2013:

(Oppenheimer International Small Company Fund)

The table titled "Annual Fund Operating Expenses" and the footnotes that immediately follow it, on page 3 of the Prospectus, have been deleted in their entirety and replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Oppenheimer International Small Company Fund)	Class A	Class B	Class C	Class N	Class Y	Class I
Management Fees	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%
Distribution and/or Service (12b-1) Fees	0.24%	1.00%	0.99%	0.50%	none	none
Other Expenses	0.25%	0.25%	0.25%	0.25%	0.25%	0.06%
Total Annual Fund Operating Expenses	1.26%	2.02%	2.01%	1.52%	1.02%	0.83%

The table under the section titled "Example," on page 3 of the Prospectus, has been deleted in its entirety and replaced with the following:
If shares are redeemed:
Expense Example (Oppenheimer International Small Company Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	697	954	1,231	2,019
Class B	707	940	1,299	1,990
Class C	306	637	1,094	2,361
Class N	256	484	835	1,826
Class Y	105	326	566	1,254
Class I	85	266	462	1,030

If shares are not redeemed:
Expense Example, No Redemption (Oppenheimer International Small Company Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	697	954	1,231	2,019
Class B	207	640	1,099	1,990
Class C	206	637	1,094	2,361
Class N	156	484	835	1,826
Class Y	105	326	566	1,254
Class I	85	266	462	1,030

[1]	Expenses have been restated to reflect current fees.